UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Real Estate Securities Fund

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.5%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 71.9%

	Diversified – 8.9%

13,072	Abacus Property Group, (2)	$35,016

2,256	Alexander & Baldwin Inc.	52,181

1,936	Empire State Realty Trust Inc.	32,505

2,411	Fonciere Des Regions, (2)	265,977

1,969	Forest City Realty Trust Inc.	39,892

795	Gecina SA, (2)	137,957

10,803	GPT Group, (2)	39,593

1,152	Gramercy Property Trust	25,033

5,493	Hispania Activos Inmobiliarios SOCIMI SA, (2), (3)	116,998

97	Hulic Reit Inc, (2)	148,593

1,364	ICADE, (2)	132,423

69	Ichigo Hotel REIT Investment Corp, (2)	80,475

1,136	Investors Real Estate Trust	5,896

21	Lexington Corporate Properties Trust	165

3,633	Liberty Property Trust	144,339

42,799	LondonMetric Property PLC, (2)	107,083

19,690	Merlin Properties Socimi SA, (2), (3)	301,621

39,210	Mirvac Group, (2)	65,163

30,640	Secure Income REIT Plc	159,485

150	Star Asia Investment Corp, (2)	144,636

55,103	Stride Property Group, (2)	67,869

1,505	Terreis	74,073

628	VEREIT, Inc.	4,371

1,521	Washington Real Estate Investment Trust	41,523
	Total Diversified	2,222,867

	Health Care – 4.8%

93,898	Assura PLC	78,121

11,876	Health Care Property Investors Inc.	275,879

1,544	Healthcare Realty Trust, Inc.	42,784

6,044	Healthcare Trust of America Inc., Class A	159,864

1,254	MedEquities Realty Trust, Inc.	13,180

471	Medical Properties Trust Inc.	6,123

3,016	NorthWest Healthcare Properties REIT	26,383

36,805	Parkway Life Real Estate Investment Trust, (2)	78,741

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

7,294	Physicians Realty Trust	$113,568

2,749	Sabra Health Care Real Estate Investment Trust Inc.	48,520

73,851	Target Healthcare REIT Ltd	106,721

3,639	Ventas Inc.	180,240

1,380	Welltower Inc.	75,113
	Total Health Care	1,205,237

	Hotels & Resorts – 3.1%

2,289	Apple Hospitality REIT, Inc.	40,218

3,673	DiamondRock Hospitality Company	38,346

6,467	Host Hotels & Resorts Inc.	120,545

137	LaSalle Hotel Properties	3,974

3,622	MGM Growth Properties LLC	96,128

925	Park Hotels & Resorts, Inc.	24,994

112	Pebblebrook Hotel Trust	3,847

35	RLJ Lodging Trust	680

11,934	Summit Hotel Properties Inc.	162,422

17,490	Sunstone Hotel Investors Inc.	266,198

554	Xenia Hotels & Resorts Inc.	10,925
	Total Hotels & Resorts	768,277

	Industrial – 11.0%

527	Americold Realty Trust.	10,055

584	DCT Industrial Trust Inc.	32,903

17,595	Duke Realty Corporation	465,916

283	EastGroup Properties Inc.	23,393

7,086	First Industrial Realty Trust, Inc.	207,124

47,700	Frasers Logistics & Industrial Trust, (2)	39,676

51,820	Goodman Group, (2)	336,939

43,704	Mapletree Industrial Trust, (2)	67,822

102,602	Mapletree Logistics Trust, (2)	96,472

24	Mitsui Fudosan Logistics Park Inc, (2)	78,605

1,462	Montea SCA	77,353

74	Nippon Prologis REIT Incorporated, (2)	159,259

6,497	Prologis Inc.	409,246

136,144	Propertylink Group, (2)	105,133

30,664	SEGRO PLC, (2)	258,787

3,266	STAG Industrial Inc.	78,123

28,103	Summit Industrial Income REIT	178,868

1,239	Terreno Realty Corporation	42,758

39,368	Tritax Big Box REIT PLC, (2)	79,764
	Total Industrial	2,748,196

Shares	Description (1)	Value

	Mortgage – 0.2%

903	Blackstone Mortgage Trust Inc, Class A	$28,372

339	KKR Real Estate Finance Trust, Inc.	6,800

163	Starwood Property Trust Inc.	3,415

422	TPG Re Finance Trust Inc.	8,394
	Total Mortgage	46,981

	Office – 10.5%

1,774	Alexandria Real Estate Equities Inc.	221,555

2,562	Allied Properties Real Estate Investment Trust	80,657

2,818	Boston Properties, Inc.	347,234

49,016	CapitaLand Commercial Trust, (2)	68,710

38,183	Centuria Metropolitan REIT	66,864

2,720	Columbia Property Trust Inc.	55,651

3,966	Corporate Office Properties	102,442

15,692	Cousins Properties, Inc.	136,207

3,839	Derwent London PLC, (2)	167,112

12,719	Dexus Property Group, (2)	91,586

475	Douglas Emmett Inc.	17,461

6,332	Dream Office Real Estate Investment Trust	114,761

229	Easterly Government Properties, Inc.	4,672

922	Equity Commonwealth	28,278

127,845	GDI Property Group	120,775

4,892	Highwoods Properties, Inc.	214,367

7,483	Hudson Pacific Properties Inc.	243,422

7,235	Inmobiliaria Colonial SA, (2), (3)	83,691

112	Kilroy Realty Corporation	7,948

767	Mack-Cali Realty Corporation	12,817

28	Nippon Building Fund Inc, (2)	154,730

6,597	Paramount Group Inc.	93,941

2,867	Piedmont Office Realty Trust	50,431

520	SL Green Realty Corporation	50,352

1,636	Vornado Realty Trust	110,103
	Total Office	2,645,767

	Residential – 10.8%

27	American Campus Communities Inc.	1,043

4,813	American Homes 4 Rents, Class A	96,645

3,318	AvalonBay Communities, Inc.	545,678

2,253	Boardwalk Real Estate Investment Trust	77,417

3,668	Camden Property Trust	308,772

2,154	Canadian Apartment Properties REIT	62,111

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Value

	Residential (continued)

1,884	Equity Lifestyles Properties Inc.	$165,359

2,232	Equity Residential	137,536

1,069	Essex Property Trust Inc.	257,287

412	Ingenia Communities Group, (2)	884

14,032	InterRent Real Estate Investment Trust	110,221

778	Invitation Homes, Inc.	17,762

3,839	Killam Apartment Real Estate I	41,359

1,729	Mid-America Apartment Communities	157,754

21	Nippon Accommodations Fund Inc, (2)	91,871

3,448	Sun Communities Inc.	315,044

6,045	UDR Inc.	215,323

9,800	UNITE Group PLC/The, (2)	108,751
	Total Residential	2,710,817

	Retail – 13.9%

314	Acadia Realty Trust	7,724

682	Agree Realty Corporation	32,763

15	Alexander’s Inc.	5,718

9,814	Brixmor Property Group Inc.	149,664

105	Developers Diversified Realty Corporation	770

2,697	Federal Realty Investment Trust	313,149

66,676	Fortune REIT, (2)	80,958

28,872	Frasers Centrepoint Trust, (2)	48,288

43	Fukuoka REIT Corp, (2)	66,922

8,046	GGP, Inc.	164,621

10,473	Hammerson PLC, (2)	78,948

30	Kenedix Retail REIT Corporation, (2)	65,072

512	Kimco Realty Corporation	7,373

5,286	Klepierre, (2)	213,064

53,137	Link REIT, (2)	455,476

414	Macerich Company	23,192

56,152	Mapletree Commercial Trust, (2)	67,361

297	National Retail Properties, Inc.	11,660

1,060	Realty Income Corporation	54,834

2,424	Regency Centers Corporation	142,967

5,864	RioCan Real Estate Investment Trust	107,599

51,936	Scentre Group, (2)	153,258

4,844	Simon Property Group, Inc.	747,671

1,468	Taubman Centers Inc.	83,544

1,251	Unibail-Rodamco SE, (2)	285,758

355	Urban Edge Properties	7,579

Shares	Description (1)	Value

	Retail (continued)

94	Urstadt Biddle Properties Inc.	$1,814

1,651	Vastned Retail NV, (2)	78,756

25,492	Viva Energy REIT, (2)	39,322
	Total Retail	3,495,825

	Specialized – 8.7%

1,051	American Tower Corporation, REIT	152,752

1,120	ARGAN SA	54,022

2,651	CatchMark Timber Trust Inc., Class A	33,058

374	Coresite Realty Corporation	37,497

4,429	CubeSmart	124,898

629	CyrusOne Inc.	32,211

3,728	Digital Realty Trust Inc.	392,857

6	Entertainment Properties Trust	332

1,140	Equinix Inc.	476,680

827	Extra Space Storage Inc.	72,247

126	Gaming and Leisure Properties Inc.	4,217

1,130	Iron Mountain Inc.	37,132

63,300	Keppel DC REIT, (2)	69,695

249	Life Storage, Inc.	20,796

2,242	Public Storage, Inc.	449,274

14,551	Safestore Holdings PLC, (2)	100,340

457	SBA Communications Corporation, (3)	78,110

2,480	VICI Properties Inc	45,434
	Total Specialized	2,181,552
	Total Real Estate Investment Trust Common Stocks (cost $18,000,938)	18,025,519

Shares	Description (1)	Value

	COMMON STOCKS – 25.6%

	Diversified Telecommunication Services – 1.6%

9,975	Cellnex Telecom S.A.U, (2), (3)	$266,671

17,355	Infrastrutture Wireless Italiane SpA, (2)	137,442
	Total Diversified Telecommunication Services	404,113

	Hotels, Restaurants & Leisure – 2.0%

2,339	Accor SA, (2)	126,364

315	Hilton Worldwide Holdings Inc.	24,809

1,236	Hyatt Hotels Corporation, Class A	94,257

7,868	NH Hoteles SA, (2), (3)	61,906

7,059	Pandox AB, (2)	127,021

35,057	Shangri-La Asia Ltd, (2)	71,182
	Total Hotels, Restaurants & Leisure	505,539

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 0.3%

3,889	Seibu Holdings Inc, (2)	$67,689

	IT Services – 0.6%

2,206	Interxion Holdings NV, (3)	137,015

	Real Estate Management & Development – 20.6%

1,435	ADO Properties S.A, (2)	80,711

10,411	Aroundtown SA, (2)	80,650

1,271	BR Properties SA	3,439

19,241	Capitaland Limited, (2)	52,691

4,121	Catena AB	81,336

25,864	China Resources Land Limited, (2)	95,041

12,025	City Developments Limited, (2)	119,820

63,367	CK Asset Holdings Ltd, (2)	534,758

7,607	Entra ASA, (2)	103,845

7,362	Fabege AB, (2)	159,829

1,839	First Capital Realty Inc	29,048

26,004	Gateway Lifetsyle Holdings Pty, Ltd, (2)	39,685

19,214	Hang Lung Properties Ltd, (2)	45,096

6,999	Hufvudstaden AB, (2)	104,150

38,495	Hulic Company Limited, (2)	420,024

14,838	Hysan Development Company, (2)	78,743

2,151	IRSA Inversiones y Representaciones S.A	50,871

8,015	Keihanshin Building Co Ltd, (2)	67,115

144,373	Land & Houses PCL, (2)	48,478

1,612	LEG Immobilien AG, (2)	181,262

13,835	Lifestyle Communities Ltd, (2)	53,656

26,557	Longfor Properties Company Limited, (2)	81,883

21,140	Mitsui Fudosan Co., Ltd, (2)	512,879

62,564	New World Development Company, Limited, (2)	89,170

12,271	Parque Arauco SA	36,809

15,146	Platzer Fastigheter Holding AB, (2)	95,019

16,433	Sumitomo Realty & Development Company Limited, (2)	607,714

30,106	Sun Hung Kai Properties Limited, (2)	477,871

24,856	Swire Properties Ltd, (2)	87,423

11,876	UOL Group Ltd, (2)	77,867

12,189	Vonovia SE, (2)	604,450

9,830	Wharf Real Estate Investment Co Ltd, (2)	64,253
	Total Real Estate Management & Development	5,165,586

Shares	Description (1)	Value

	Road & Rail – 0.5%

2,184	Kyushu Railway Company, (2)	$67,939

12,245	MTR Corporation, (2)	66,100
	Total Road & Rail	134,039
	Total Common Stocks (cost $6,418,055)	6,413,981
	Total Long-Term Investments (cost $24,418,993)	24,439,500
	Other Assets Less Liabilities – 2.5%	627,554
	Net Assets – 100%	$25,067,054

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$12,510,364	$5,515,155	$—	$18,025,519
Common Stocks	457,584	5,956,397	—	6,413,981
Total	$12,967,948	$11,471,552	$—	$24,439,500

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio as of March 31, 2018.

Tax cost of investments	$24,418,992
Gross unrealized:
Appreciation	$227,331
Depreciation	(206,823)
Net unrealized appreciation (depreciation) of investments	$20,508

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    March 31, 2018

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018